CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 4,280	$ 12,801
Restricted cash	1,793	3,116
Accounts receivable, net	54,319	44,826
Income tax receivable	273	1,511
Prepaid expenses and other current assets	3,776	4,965
Total current assets	64,441	67,219
Deferred tax assets, net	292	436
Investments	289	255
Property and equipment, net	4,654	4,263
Operate lease right of use assets, net	11,129
Goodwill	692	695
Other assets	955	914
Total assets	82,452	73,782
CURRENT LIABILITIES:
Bank overdrafts	1,778	845
Notes payable - banks	22,609	11,889
Accounts payable	6,071	5,886
Accrued expenses and other current liabilities	32,110	42,673
Income tax payable	3,359	1,958
Value added tax (VAT) payable	6,988	11,439
Operating lease liabilities, current	2,909
Loan payable to related party, including accrued interest	375	368
Convertible notes payable to a related party, including accrued interest	27,079
Total current liabilities	103,278	75,058
Convertible notes payable to a related party, including accrued interest		30,932
Loan payable	2,279	2,288
Operating lease liabilities, non current	8,228
Other liabilities	87	360
Total liabilities	113,872	108,638
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 33,333,334 shares authorized as of June 30, 2019 and December 31, 2018; 31,952,364 and 25,100,000 shares issued and outstanding as of June 30, 2019 and December 31, 2018, respectively	16,379	12,896
Additional paid-in capital	24,063	23,457
Accumulated deficit	(65,621)	(64,964)
Accumulated other comprehensive loss	(6,241)	(6,245)
Total shareholders' deficit	(31,420)	(34,856)
Total liabilities and shareholders' deficit	$ 82,452	$ 73,782